INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	May. 29, 2015	Jun. 27, 2014	Nov. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 10, 2014
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments				$ 6,425	$ 21,319
Unrealized gain on available-for-sale security				(8,614)	14,653
Other-than-temporary impairment on available-for-sale security						$ 8,417
Available for sale securities				48,527		48,527
Dividend declared and paid				82,751	$ 82,380
Color Life [Member] | Equity security [Member]
Investment And Other Income [Line Items]
Unrealized gain on available-for-sale security				2,412		10,508
Available for sale securities				13,583		13,583
Color Life [Member] | Equity security [Member] | Available-for-sale security [Member]
Investment And Other Income [Line Items]
Shares acquired during the period		27,551,733
Consideration for acquisition		$ 13,583
Percentage of ownership interest		2.76%
Hopefluent [Member]
Investment And Other Income [Line Items]
Unrealized gain on available-for-sale security				6,203
Hopefluent [Member] | Equity security [Member]
Investment And Other Income [Line Items]
Available for sale securities				34,944		$ 34,944
Hopefluent [Member] | Equity security [Member] | Available-for-sale security [Member]
Investment And Other Income [Line Items]
Shares acquired during the period			111,935,037
Consideration for acquisition			$ 43,361
Percentage of ownership interest			17.26%
Tospur [Member]
Investment And Other Income [Line Items]
Impairment on cost method investment				$ 0
Tospur [Member] | Cost Method investment [Member]
Investment And Other Income [Line Items]
Consideration for acquisition of cost method investment							$ 62,257
Percentage of ownership interest							16.00%
World Union [Member]
Investment And Other Income [Line Items]
Shares acquired during the period	145,376,744
Consideration for acquisition	$ 121,393
Percentage of ownership interest	10.06%
Restricted lock-up period for sale of stock	36 months